CONSOLIDATED BALANCE SHEETS (Parenthetical 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Trade receivables, allowance for credit loss	$ 9,756	$ 9,036	$ 6,783